Turnover and segment information - Turnover by Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Turnover	£ 30,328	£ 29,324	£ 24,696
Commercial Operations
Disclosure of operating segments [line items]
Turnover	£ 30,328	£ 29,324	£ 24,696